ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities Tables Abstract
Accounts payable and accrued liabilities

In Thousands of US Dollars
Description	2018	2017	2016
Accounts payable	$808	$2,017	$1,142
Accrued liabilities:
Payroll related liabilities	216	213	212
Other accrued liabilities	50	-	14
Total accounts payable and accrued liabilities	$1,074	$2,230	$1,368